INVESTMENTS	12 Months Ended
Dec. 31, 2023
Interests in Other Entities [Abstract]
INVESTMENTS	INVESTMENTS
ACCOUNTING POLICY
Investments in publicly traded and private companies
We have elected to irrevocably classify our investments in companies over which we do not have control or significant influence as FVTOCI with no subsequent reclassification to net income because we do not hold these investments with the intent of short-term trading. We account for them as follows:
•publicly traded companies - at fair value based on publicly quoted prices; and
•private companies - at fair value using implied valuations from follow-on financing rounds, third-party sale negotiations, or market-based approaches.

Investments in associates and joint arrangements
An entity is an associate when we have significant influence over the entity's financial and operating policies but do not control the entity. We are generally presumed to have significant influence over an entity when we hold more than 20% of the voting power.

A joint arrangement exists when there is a contractual agreement that establishes joint control over activities and requires unanimous consent for strategic financial and operating decisions. We classify our interests in joint arrangements into one of two categories:
•joint ventures - when we have the rights to the net assets of the arrangement; and
•joint operations - when we have the rights to the assets and obligations for the liabilities related to the arrangement.

We use the equity method to account for our investments in associates and joint ventures; we recognize our proportionate interest in the assets, liabilities, revenue, and expenses of our joint operations.

We initially recognize our investments in associates and joint ventures at cost and subsequently increase or decrease the carrying amounts based on our share of each entity's income or loss. Distributions we receive from these entities reduce the carrying amounts of our investments.

We eliminate unrealized gains and losses from our investments in associates or joint ventures against our investments, up to the amount of our interest in the entities.

Impairment in associates and joint ventures
At the end of each reporting period, we assess whether there is objective evidence that impairment exists in our investments in associates and joint ventures. If objective evidence exists, we compare the carrying amount of the investment to its recoverable amount and recognize the excess over the recoverable amount, if any, as a loss in net income.

ESTIMATES
Significant estimates are required in determining the fair value of one of our joint ventures' obligations to purchase at fair value the non-controlling interest in one of its investments.

INVESTMENTS BY TYPE

	As at December 31
(In millions of dollars)	2023	2022

Investments in:
Publicly traded companies	—	1,200
Private companies	118	53
Investments, measured at FVTOCI	118	1,253
Investments, associates and joint ventures	480	835

Total investments	598	2,088

INVESTMENTS, MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Publicly traded companies
In December, 2023, we sold our interests in Cogeco Inc. and Cogeco Communications Inc. for $829 million to Caisse de dépôt et placement du Québec. This year, we recognized realized gains of $261 million and unrealized losses of nil (2022 - nil of realized losses and $381 million of unrealized losses) in other comprehensive income. As we had disposed of our entire interest in these two entities, we reclassified $367 million of gains, net of income taxes, within accumulated other comprehensive income from our FVTOCI investment reserve into retained earnings.
INVESTMENTS, ASSOCIATES AND JOINT VENTURES
We have interests in a number of associates and joint ventures, some of which include:

Maple Leaf Sports and Entertainment Limited (MLSE)
MLSE, a sports and entertainment company, owns and operates the Scotiabank Arena, the NHL's Toronto Maple Leafs, the NBA's Toronto Raptors, MLS' Toronto FC, the CFL's Toronto Argonauts, the AHL's Toronto Marlies, and other assets. We, along with BCE Inc. (BCE), jointly own an indirect net 75% equity interest in MLSE with our portion representing a 37.5% equity interest in MLSE. Our investment in MLSE is accounted for as a joint venture using the equity method.

Glentel
Glentel is a large, multicarrier mobile phone retailer with several hundred Canadian wireless retail distribution outlets. We own a 50% equity interest in Glentel, with the remaining 50% interest owned by BCE. Our investment in Glentel is accounted for as a joint venture using the equity method.

Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2023	2022

Current assets	581	657
Long-term assets	3,423	3,187
Current liabilities	(1,109)	(1,559)
Long-term liabilities	(2,456)	(715)

Total net assets	439	1,570

Our share of net assets	290	831

Revenue	2,546	2,248
Expenses	(3,710)	(2,323)

Net loss	(1,164)	(75)

Our share of net loss	(589)	(31)

One of our joint ventures has a non-controlling interest that has a right to require our joint venture to purchase that non-controlling interest at a future date at fair value. During year ended December 31, 2023, we recognized a $422 million loss in other expense (income) related to our share of a change in the fair value of that obligation. As a result of the loss, the balance of this investment has been reduced to nil and we have an unrecognized loss related to that investment as at December 31, 2023 of $186 million, which is reflected in "our share of net assets" and "our share of net loss" in the table above.